Income taxes - Components of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax (expense) benefit
U.K.	$ 0	$ 0
U.S. federal	0	108
U.S. state and local	(4)	0
Total current tax (expense) benefit	(4)	108
Deferred tax (expense) benefit
U.K.	0	0
U.S. federal	0	0
U.S. state and local	0	0
Total deferred tax benefit	0	0
Income tax (expense) benefit	$ (4)	$ 108